Document and Entity Information	3 Months Ended
Jun. 30, 2019
Document And Entity Information
Entity Registrant Name	Modular Medical, Inc.
Document Type	S-1/A
Document Period End Date	Jun. 30, 2019
Amendment Flag	true
Amendment Description	To update financials.
Entity Central Index Key	0001074871
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false